Subsequent Events (Details Narrative) - USD ($)							12 Months Ended
	Mar. 25, 2024	Mar. 07, 2024	Feb. 15, 2024	Feb. 07, 2024	Feb. 05, 2024	Jan. 17, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Number of shares issued, value							$ 2,316,300	$ 1,252,001
Subsequent Event [Member] | Investor [Member]
Subsequent Event [Line Items]
Number of shares issued, shares	1,400,000			1,041,667	700,000
Number of shares issued, value	$ 70,000			$ 25,000	$ 15,000
Subsequent Event [Member] | Investor 1 [Member]
Subsequent Event [Line Items]
Number of shares issued, shares	600,000
Number of shares issued, value	$ 30,000
Subsequent Event [Member] | GS Capital Partners LLC [Member]
Subsequent Event [Line Items]
Shares issued						7,913,836
Principal amount						$ 75,000
Accrued interest						3,238
Other fees						$ 900
Subsequent Event [Member] | Geebis Consulting LLC [Member]
Subsequent Event [Line Items]
Cash proceeds			$ 150,000
Interest rate			8.00%
Subsequent Event [Member] | Diagonal Lending LLC 1800 [Member]
Subsequent Event [Line Items]
Cash proceeds		$ 126,000
Interest rate		12.00%